Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Apr. 30, 2026
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 3,834	$ 3,161
Non-current assets	5,109		$ 5,156
Net income (loss)	(6,085)	(2,959)
Interest and accretion	55	59
Amortization and depreciation	266	201
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	2,554	2,449
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	174	520
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	120	174
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	0	18
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	4,711		4,741
Net income (loss)	376	307
Interest and accretion	55	59
Amortization and depreciation	172	181
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	89		82
Net income (loss)	(268)	(2,810)
Interest and accretion	0	0
Amortization and depreciation	0	1
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	309		333
Net income (loss)	(3,223)	(1,781)
Interest and accretion	0	0
Amortization and depreciation	91	19
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	0		$ 0
Net income (loss)	(2,970)	1,325
Interest and accretion	0	0
Amortization and depreciation	3	0
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 986	$ 0